Annual Fund Operating Expenses - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.17%	[2]
Component2 Other Expenses	0.77%	[3]
Component3 Other Expenses	0.80%
Other Expenses (as a percentage of Assets):	1.74%
Expenses (as a percentage of Assets)	2.61%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.17%	[2]
Component2 Other Expenses	0.76%	[3]
Component3 Other Expenses	0.81%
Other Expenses (as a percentage of Assets):	1.74%
Expenses (as a percentage of Assets)	2.61%

[1]
Pursuant to an Investment Advisory Agreement between the Fund and UBS Asset Managers of Puerto Rico (the “Investment Adviser”), a division of UBS Trust Company of Puerto Rico, and the Fund’s investment adviser, the Fund pays the Investment Adviser a fee at the annual rate of 0.75% of the Fund’s average daily gross assets, including assets purchased with the proceeds of leverage. The Management Fee in the table is greater than 0.75% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[2]
Pursuant to an Administration Agreement between the Fund and UBS Trust Company of Puerto Rico (“UBS TCPR” or the “Administrator”), the Fund pays the Administrator a fee at the annual rate of 0.15% of the Fund’s average daily gross assets, including assets purchased with the proceeds of leverage. The Administration Fee in the table is greater than 0.15% since it is computed as a percentage of the Fund’s net assets for presentation therein.

[3]	Interest expense is related to the Fund’s use of leverage.